Income Taxes - Reconciliation of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax reconciliation [abstract]
Loss before income tax	$ (205.8)	$ 27.4	$ (635.2)
Income tax and social contribution at the nominal Brazilian enacted tax rate - 34%	70.0	(9.3)	216.0
Tax on profits of overseas subsidiaries	(76.8)	(92.1)	(21.3)
Transfer Pricing and Thin Capitalization	(2.6)	(36.3)	(47.7)
Functional currency effect of the non-monetary assets	134.4	(60.0)	(250.4)
Research and development tax incentives	4.0	1.2	1.6
Equity in the earnings of subsidiaries	2.7	0.4	0.8
Fiscal assets (non recognized)	(125.4)	(68.2)	(104.6)
Tax rate difference	33.2	28.2	10.4
Other differences between accounting and fiscal basis	(37.2)	165.2	195.6
Effects of Dropdown	0.0	0.0	(93.5)
Total income tax expense	(67.7)	(61.6)	(309.1)
Income tax and social contribution income (expense) benefit as reported	2.3	(70.9)	(93.1)
Current income tax and social contribution expense as reported	(84.5)	(32.5)	11.6
Deferred income tax and social contribution income (expense) benefit as reported	$ 86.8	$ (38.4)	$ (104.7)
Effective rate	(1.10%)	(258.80%)	14.70%